JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date
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The list is subject to change without notice. The list is for
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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc. *	34,937	1,953,677
Axon Enterprise, Inc. *	31,199	6,097,533
BWX Technologies, Inc.	42,101	2,562,267
Curtiss-Wright Corp.	17,678	2,931,012
Hexcel Corp.	38,852	2,742,174
Mercury Systems, Inc. *	26,766	1,337,899
Moog, Inc., Class A	13,363	1,273,761
Parsons Corp. *	15,291	665,464
Rocket Lab USA, Inc. *	100,471	499,341
Spirit AeroSystems Holdings, Inc., Class A	48,578	1,756,095
Woodward, Inc.	27,766	2,839,351
		24,658,574
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	54,752	2,865,172
Airlines — 0.7%
Alaska Air Group, Inc. *	58,539	3,005,392
American Airlines Group, Inc. * (a)	299,949	4,841,177
Frontier Group Holdings, Inc. *	17,085	214,929
JetBlue Airways Corp. *	149,483	1,195,864
Joby Aviation, Inc. * (a)	134,864	596,099
		9,853,461
Auto Components — 1.2%
Adient plc *	43,762	1,970,165
Autoliv, Inc. (Sweden)	35,971	3,313,648
Dana, Inc.	58,889	1,068,246
Fox Factory Holding Corp. *	19,511	2,304,054
Gentex Corp.	108,262	3,194,812
Goodyear Tire & Rubber Co. (The) *	130,547	1,468,654
Luminar Technologies, Inc. * (a)	107,901	719,700
QuantumScape Corp. * (a)	128,335	1,092,131
Visteon Corp. *	12,991	2,031,013
		17,162,423
Automobiles — 0.4%
Harley-Davidson, Inc.	61,396	2,826,058
Thor Industries, Inc. (a)	24,772	2,361,515
		5,187,573
Banks — 6.1%
Associated Banc-Corp.	69,397	1,555,187
Bank of Hawaii Corp.	18,466	1,412,464
Bank OZK	51,085	2,333,052
BankUnited, Inc.	35,662	1,342,318
BOK Financial Corp.	13,344	1,341,072
Cadence Bank	84,203	2,153,913
Commerce Bancshares, Inc.	52,631	3,503,129
Cullen/Frost Bankers, Inc.	29,671	3,865,538
CVB Financial Corp.	60,653	1,469,016

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First Citizens BancShares, Inc., Class A	5,479	4,260,909
First Financial Bankshares, Inc.	59,907	2,133,887
First Hawaiian, Inc.	58,934	1,617,149
First Horizon Corp.	247,659	6,124,607
First Interstate BancSystem, Inc., Class A	40,979	1,470,327
FNB Corp.	161,894	2,310,227
Glacier Bancorp, Inc.	51,118	2,330,470
Hancock Whitney Corp.	39,554	2,036,240
Home BancShares, Inc.	87,544	2,089,675
Independent Bank Corp.	21,071	1,679,148
Old National Bancorp	135,181	2,365,667
PacWest Bancorp	54,373	1,503,957
Pinnacle Financial Partners, Inc.	35,291	2,778,460
Popular, Inc. (Puerto Rico)	33,550	2,302,872
Prosperity Bancshares, Inc.	42,142	3,196,892
ServisFirst Bancshares, Inc.	22,560	1,538,141
SouthState Corp.	34,935	2,780,826
Synovus Financial Corp.	67,133	2,816,229
Texas Capital Bancshares, Inc. *	23,033	1,521,790
UMB Financial Corp.	20,069	1,810,023
Umpqua Holdings Corp.	100,179	1,823,258
United Bankshares, Inc.	62,149	2,498,390
United Community Banks, Inc.	48,996	1,594,330
Valley National Bancorp	193,966	2,304,316
Webster Financial Corp.	80,315	4,228,585
Western Alliance Bancorp	50,270	3,788,850
Wintrust Financial Corp.	28,048	2,565,551
		86,446,465
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	4,352	1,691,230
Celsius Holdings, Inc. *	18,647	1,870,667
Coca-Cola Consolidated, Inc.	2,124	1,076,401
National Beverage Corp. *	10,770	476,034
		5,114,332
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc. *	55,309	1,052,530
Alkermes plc *	75,837	2,171,972
Apellis Pharmaceuticals, Inc. *	43,376	2,287,217
Arrowhead Pharmaceuticals, Inc. *	48,857	1,709,506
Beam Therapeutics, Inc. * (a)	27,323	1,187,184
Blueprint Medicines Corp. *	27,610	1,290,491
Cerevel Therapeutics Holdings, Inc. *	29,585	1,010,328
CRISPR Therapeutics AG (Switzerland) *	36,131	1,843,404
Cytokinetics, Inc. *	43,677	1,855,399
Denali Therapeutics, Inc. *	50,774	1,536,929
Exelixis, Inc. *	148,876	2,623,195
Fate Therapeutics, Inc. *	38,124	227,219

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	62,409	3,230,914
Intellia Therapeutics, Inc. *	39,339	1,669,547
Ionis Pharmaceuticals, Inc. *	65,558	2,613,797
Karuna Therapeutics, Inc. *	12,685	2,529,262
Mirati Therapeutics, Inc. *	23,926	1,277,888
Natera, Inc. *	50,327	2,160,538
Novavax, Inc. * (a)	36,229	395,258
Relay Therapeutics, Inc. *	41,287	886,019
Sarepta Therapeutics, Inc. *	40,511	5,062,660
Ultragenyx Pharmaceutical, Inc. *	32,359	1,466,834
United Therapeutics Corp. *	21,040	5,537,097
Vir Biotechnology, Inc. *	35,019	1,034,811
		46,659,999
Building Products — 2.1%
A O Smith Corp.	58,554	3,964,106
Advanced Drainage Systems, Inc.	29,448	2,969,536
Armstrong World Industries, Inc.	21,080	1,631,803
AZEK Co., Inc. (The) *	50,554	1,219,868
Builders FirstSource, Inc. *	67,927	5,413,782
Carlisle Cos., Inc.	23,873	5,988,781
Hayward Holdings, Inc. *	45,832	618,274
Simpson Manufacturing Co., Inc.	19,666	2,106,425
Trex Co., Inc. *	50,646	2,670,057
UFP Industries, Inc.	28,446	2,661,123
Zurn Elkay Water Solutions Corp.	67,290	1,470,959
		30,714,714
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	17,389	3,003,776
Ares Management Corp.	72,033	5,978,019
Artisan Partners Asset Management, Inc., Class A	31,342	1,154,012
Blue Owl Capital, Inc. (a)	161,939	2,037,193
Evercore, Inc., Class A	16,492	2,140,826
Federated Hermes, Inc.	39,012	1,533,171
Houlihan Lokey, Inc.	23,010	2,279,601
Interactive Brokers Group, Inc., Class A	47,484	3,795,871
Janus Henderson Group plc	61,161	1,585,293
Morningstar, Inc.	11,560	2,807,693
Robinhood Markets, Inc., Class A * (a)	234,636	2,442,561
Stifel Financial Corp.	49,048	3,306,326
Tradeweb Markets, Inc., Class A	51,263	3,821,144
		35,885,486
Chemicals — 2.7%
Ashland, Inc.	22,990	2,512,117
Avient Corp.	39,458	1,598,838
Axalta Coating Systems Ltd. *	101,813	3,064,571
Balchem Corp.	14,829	1,937,112

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Cabot Corp.	25,964	1,955,868
Chemours Co. (The)	69,648	2,534,491
Diversey Holdings Ltd. *	35,927	218,077
Element Solutions, Inc.	103,914	2,128,159
Ginkgo Bioworks Holdings, Inc. * (a)	410,102	799,699
Huntsman Corp.	83,336	2,640,918
Ingevity Corp. *	16,210	1,336,352
Livent Corp. *	82,786	2,145,813
NewMarket Corp.	3,148	1,084,518
Olin Corp.	58,790	3,797,246
RPM International, Inc.	59,588	5,357,557
Scotts Miracle-Gro Co. (The) (a)	18,669	1,347,715
Sensient Technologies Corp.	19,404	1,468,689
Valvoline, Inc.	81,704	2,995,269
		38,923,009
Commercial Services & Supplies — 1.3%
Brink's Co. (The)	21,438	1,406,333
Casella Waste Systems, Inc., Class A *	23,393	1,874,247
Clean Harbors, Inc. *	23,215	3,024,914
Driven Brands Holdings, Inc. *	25,493	744,141
IAA, Inc. *	61,741	2,576,452
MSA Safety, Inc.	17,004	2,319,175
Stericycle, Inc. *	42,541	2,289,131
Tetra Tech, Inc.	24,455	3,803,242
		18,037,635
Communications Equipment — 0.6%
Calix, Inc. *	26,274	1,383,063
Ciena Corp. *	68,369	3,556,556
Lumentum Holdings, Inc. *	31,477	1,894,286
Viasat, Inc. *	34,884	1,201,754
Viavi Solutions, Inc. *	104,474	1,180,556
		9,216,215
Construction & Engineering — 2.0%
AECOM	64,455	5,624,988
API Group Corp. *	92,841	2,064,784
Comfort Systems USA, Inc.	16,506	1,997,886
EMCOR Group, Inc.	21,992	3,260,314
Fluor Corp. *	65,576	2,409,918
MasTec, Inc. *	27,214	2,673,231
MDU Resources Group, Inc.	93,857	2,901,120
Valmont Industries, Inc.	9,843	3,245,533
WillScot Mobile Mini Holdings Corp. *	96,409	4,671,980
		28,849,754
Construction Materials — 0.2%
Eagle Materials, Inc.	17,003	2,483,798

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	23,011	944,141
Credit Acceptance Corp. * (a)	2,803	1,296,780
FirstCash Holdings, Inc.	17,318	1,596,373
OneMain Holdings, Inc.	56,404	2,433,268
SLM Corp.	115,470	2,028,808
SoFi Technologies, Inc. * (a)	376,875	2,611,744
Upstart Holdings, Inc. * (a)	32,504	607,175
		11,518,289
Containers & Packaging — 1.1%
AptarGroup, Inc.	30,133	3,484,580
Berry Global Group, Inc.	57,736	3,564,043
Graphic Packaging Holding Co.	141,749	3,414,733
Greif, Inc., Class B	2,534	208,802
Silgan Holdings, Inc.	38,612	2,080,801
Sonoco Products Co.	45,005	2,750,256
		15,503,215
Diversified Consumer Services — 1.2%
ADT, Inc.	99,079	870,904
Bright Horizons Family Solutions, Inc. *	26,657	2,046,725
Chegg, Inc. *	57,912	1,202,253
Coursera, Inc. *	39,237	625,830
Frontdoor, Inc. *	37,608	1,022,185
Graham Holdings Co., Class B	1,777	1,160,932
Grand Canyon Education, Inc. *	14,154	1,649,790
H&R Block, Inc.	71,758	2,797,127
Mister Car Wash, Inc. * (a)	36,556	375,430
Service Corp. International	70,990	5,263,909
		17,015,085
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc. * (a)	102,901	3,046,899
Globalstar, Inc. *	324,086	456,961
Iridium Communications, Inc. *	57,990	3,470,121
		6,973,981
Electric Utilities — 1.0%
ALLETE, Inc.	26,381	1,631,929
Hawaiian Electric Industries, Inc.	50,521	2,135,523
IDACORP, Inc.	23,332	2,468,759
OGE Energy Corp.	92,404	3,633,325
PNM Resources, Inc.	39,621	1,960,447
Portland General Electric Co.	41,199	1,960,248
		13,790,231
Electrical Equipment — 1.6%
Acuity Brands, Inc.	14,839	2,797,448
Atkore, Inc. *	19,068	2,483,607
Bloom Energy Corp., Class A *	82,788	2,063,905

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
ChargePoint Holdings, Inc. * (a)	120,783	1,466,306
EnerSys	18,849	1,564,844
nVent Electric plc	76,881	3,056,020
Regal Rexnord Corp.	30,528	4,249,498
SunPower Corp. * (a)	39,393	686,620
Sunrun, Inc. *	98,351	2,584,664
Vertiv Holdings Co.	139,307	1,980,945
		22,933,857
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc. *	28,385	3,334,954
Avnet, Inc.	42,239	1,937,925
Belden, Inc.	19,753	1,601,771
Coherent Corp. *	64,005	2,777,817
Fabrinet (Thailand) *	16,882	2,222,684
IPG Photonics Corp. *	14,836	1,663,116
Jabil, Inc.	62,140	4,886,068
Littelfuse, Inc.	11,426	2,932,940
National Instruments Corp.	60,266	3,254,364
Novanta, Inc. *	16,473	2,659,895
TD SYNNEX Corp.	19,405	1,982,221
Vontier Corp.	72,920	1,679,347
		30,933,102
Energy Equipment & Services — 0.8%
ChampionX Corp.	92,009	3,038,137
Helmerich & Payne, Inc.	48,595	2,353,942
NOV, Inc.	181,290	4,430,727
Valaris Ltd. *	27,756	2,016,196
		11,839,002
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A * (a)	238,528	1,276,125
Endeavor Group Holdings, Inc., Class A *	80,149	1,797,742
Liberty Media Corp.-Liberty Formula One, Class A *	11,070	704,937
Liberty Media Corp.-Liberty Formula One, Class C *	95,292	6,746,673
Lions Gate Entertainment Corp., Class A *	27,710	220,849
Lions Gate Entertainment Corp., Class B *	57,680	439,522
Madison Square Garden Sports Corp.	8,406	1,528,547
Playtika Holding Corp. *	41,671	437,129
Warner Music Group Corp., Class A	53,827	1,961,994
		15,113,518
Equity Real Estate Investment Trusts (REITs) — 7.9%
Agree Realty Corp.	40,882	3,051,024
American Homes 4 Rent, Class A	141,668	4,857,796
Americold Realty Trust, Inc.	124,337	3,905,425
Apartment Income REIT Corp.	69,195	2,647,401
Apple Hospitality REIT, Inc.	98,191	1,740,926
Brixmor Property Group, Inc.	138,417	3,256,952

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Broadstone Net Lease, Inc.	79,896	1,446,916
Cousins Properties, Inc.	69,890	1,916,384
CubeSmart	103,649	4,746,088
Douglas Emmett, Inc.	81,127	1,358,877
EastGroup Properties, Inc.	20,112	3,383,844
EPR Properties	34,630	1,471,082
Equity Commonwealth	50,501	1,288,785
First Industrial Realty Trust, Inc.	60,989	3,253,763
Gaming and Leisure Properties, Inc.	118,856	6,365,927
Highwoods Properties, Inc.	48,552	1,474,524
Independence Realty Trust, Inc.	103,306	1,945,252
Innovative Industrial Properties, Inc.	12,911	1,159,150
JBG SMITH Properties	45,689	920,176
Kilroy Realty Corp.	48,548	1,992,410
Kite Realty Group Trust	101,116	2,194,217
Lamar Advertising Co., Class A	40,279	4,291,325
Life Storage, Inc.	39,228	4,238,193
Medical Properties Trust, Inc. (a)	276,000	3,574,200
National Health Investors, Inc.	20,026	1,178,130
National Retail Properties, Inc.	82,496	3,906,186
National Storage Affiliates Trust	38,997	1,591,078
Omega Healthcare Investors, Inc.	108,086	3,182,052
Outfront Media, Inc.	67,433	1,341,917
Park Hotels & Resorts, Inc.	103,775	1,526,530
Pebblebrook Hotel Trust	60,678	995,119
Phillips Edison & Co., Inc.	54,042	1,811,488
Rayonier, Inc.	67,575	2,459,054
Rexford Industrial Realty, Inc.	84,683	5,374,830
RLJ Lodging Trust	74,790	940,110
Ryman Hospitality Properties, Inc.	25,456	2,364,608
Sabra Health Care REIT, Inc.	106,606	1,439,181
SITE Centers Corp.	85,335	1,164,823
SL Green Realty Corp.	29,679	1,221,291
Spirit Realty Capital, Inc.	64,460	2,828,505
STAG Industrial, Inc.	82,712	2,944,547
STORE Capital Corp.	122,637	3,950,138
Sunstone Hotel Investors, Inc.	97,106	1,067,195
Terreno Realty Corp.	30,897	1,990,694
Uniti Group, Inc.	109,478	721,460
Vornado Realty Trust	74,349	1,813,372
		112,292,945
Food & Staples Retailing — 1.3%
BJ's Wholesale Club Holdings, Inc. *	62,342	4,517,925
Casey's General Stores, Inc.	17,195	4,056,472
Performance Food Group Co. *	71,843	4,405,413
PriceSmart, Inc.	11,555	858,652

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food & Staples Retailing — continued
Sprouts Farmers Market, Inc. *	48,858	1,561,013
US Foods Holding Corp. *	94,455	3,601,569
		19,001,044
Food Products — 1.2%
Darling Ingredients, Inc. *	73,965	4,903,140
Flowers Foods, Inc.	88,676	2,455,439
Freshpet, Inc. *	22,163	1,403,583
Ingredion, Inc.	30,260	3,110,728
Lancaster Colony Corp.	9,154	1,756,744
Pilgrim's Pride Corp. *	20,737	503,494
Post Holdings, Inc. *	25,099	2,383,150
Seaboard Corp.	120	470,460
		16,986,738
Gas Utilities — 0.7%
National Fuel Gas Co.	42,221	2,451,351
New Jersey Resources Corp.	44,414	2,217,147
ONE Gas, Inc.	24,988	2,058,011
Southwest Gas Holdings, Inc.	28,476	1,905,899
Spire, Inc.	24,226	1,749,602
		10,382,010
Health Care Equipment & Supplies — 2.9%
Enovis Corp. *	21,990	1,384,271
Envista Holdings Corp. *	75,254	2,934,153
Globus Medical, Inc., Class A *	35,728	2,697,464
Haemonetics Corp. *	23,354	1,975,748
ICU Medical, Inc. *	9,298	1,796,653
Inari Medical, Inc. *	22,288	1,271,530
Inspire Medical Systems, Inc. *	13,331	3,373,543
Integra LifeSciences Holdings Corp. *	33,535	1,921,555
Lantheus Holdings, Inc. *	31,773	1,826,947
LivaNova plc *	24,698	1,388,028
Masimo Corp. *	22,322	3,796,526
Merit Medical Systems, Inc. *	26,267	1,874,150
NuVasive, Inc. *	24,058	1,097,045
Omnicell, Inc. *	20,606	1,143,015
Penumbra, Inc. *	17,527	4,388,936
QuidelOrtho Corp. *	24,685	2,113,283
Shockwave Medical, Inc. *	16,685	3,135,612
STAAR Surgical Co. *	22,250	1,569,738
Tandem Diabetes Care, Inc. *	29,671	1,208,797
		40,896,994
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	41,986	3,527,664
Amedisys, Inc. *	14,996	1,449,513
AMN Healthcare Services, Inc. *	20,001	1,916,896
Apollo Medical Holdings, Inc. * (a)	18,322	652,996

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Chemed Corp.	6,859	3,464,755
Encompass Health Corp.	46,060	2,876,447
Ensign Group, Inc. (The)	25,606	2,387,760
Guardant Health, Inc. *	47,279	1,485,979
HealthEquity, Inc. *	39,009	2,373,698
LifeStance Health Group, Inc. *	43,379	229,041
Oak Street Health, Inc. *	53,818	1,563,951
Option Care Health, Inc. *	71,359	2,060,134
Patterson Cos., Inc.	39,981	1,207,026
Premier, Inc., Class A	54,809	1,828,428
Privia Health Group, Inc. *	23,217	627,788
Progyny, Inc. *	34,719	1,193,986
R1 RCM, Inc. *	63,435	907,755
Signify Health, Inc., Class A * (a)	32,123	914,221
Surgery Partners, Inc. *	28,794	955,961
Tenet Healthcare Corp. *	49,901	2,737,070
		34,361,069
Health Care Technology — 0.4%
Certara, Inc. *	48,639	943,597
Doximity, Inc., Class A * (a)	52,400	1,848,148
Multiplan Corp. *	109,139	144,063
Teladoc Health, Inc. *	74,730	2,197,062
		5,132,870
Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.	36,614	2,281,418
Choice Hotels International, Inc.	12,791	1,571,886
Churchill Downs, Inc.	15,194	3,769,631
Cracker Barrel Old Country Store, Inc. (a)	10,235	1,142,021
DraftKings, Inc., Class A * (a)	207,157	3,105,284
Hilton Grand Vacations, Inc. *	36,644	1,735,460
Hyatt Hotels Corp., Class A *	22,201	2,422,573
Life Time Group Holdings, Inc. * (a)	25,995	488,446
Light & Wonder, Inc. *	43,235	2,821,084
Marriott Vacations Worldwide Corp.	17,683	2,829,987
Norwegian Cruise Line Holdings Ltd. * (a)	194,490	2,958,193
Penn Entertainment, Inc. *	71,594	2,538,007
Planet Fitness, Inc., Class A *	38,498	3,258,856
SeaWorld Entertainment, Inc. *	18,277	1,140,302
Six Flags Entertainment Corp. *	34,156	917,089
Texas Roadhouse, Inc.	30,886	3,101,881
Travel + Leisure Co.	37,519	1,589,680
Wendy's Co. (The)	78,656	1,754,029
Wingstop, Inc.	13,811	2,188,629
Wyndham Hotels & Resorts, Inc.	40,765	3,159,695
		44,774,151

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 1.3%
Helen of Troy Ltd. *	11,078	1,253,033
Leggett & Platt, Inc.	61,185	2,236,924
Mohawk Industries, Inc. *	24,339	2,922,140
Newell Brands, Inc.	173,711	2,772,427
Tempur Sealy International, Inc.	78,920	3,215,990
Toll Brothers, Inc.	48,645	2,893,891
TopBuild Corp. *	14,752	2,951,285
		18,245,690
Household Products — 0.2%
Energizer Holdings, Inc.	30,582	1,134,592
Reynolds Consumer Products, Inc.	25,186	749,787
Spectrum Brands Holdings, Inc.	18,823	1,277,706
		3,162,085
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	15,973	511,935
Clearway Energy, Inc., Class C	37,941	1,282,026
Ormat Technologies, Inc. (a)	22,511	2,083,393
Sunnova Energy International, Inc. * (a)	45,608	888,444
		4,765,798
Insurance — 3.3%
Assurant, Inc.	24,385	3,233,207
Assured Guaranty Ltd.	27,670	1,732,142
Axis Capital Holdings Ltd.	35,557	2,224,801
Brighthouse Financial, Inc. *	31,902	1,795,126
CNO Financial Group, Inc.	52,800	1,360,128
Enstar Group Ltd. *	6,271	1,519,463
Erie Indemnity Co., Class A	11,513	2,813,202
First American Financial Corp.	47,787	2,956,582
Hanover Insurance Group, Inc. (The)	16,413	2,208,862
Kemper Corp.	29,488	1,731,830
Kinsale Capital Group, Inc.	9,945	2,769,086
Old Republic International Corp.	130,613	3,446,877
Primerica, Inc.	17,028	2,754,279
RenaissanceRe Holdings Ltd. (Bermuda)	20,172	3,947,459
RLI Corp.	18,641	2,469,000
Ryan Specialty Holdings, Inc., Class A *	38,373	1,635,457
Selective Insurance Group, Inc.	27,818	2,642,710
Unum Group	86,307	3,627,483
White Mountains Insurance Group Ltd.	1,167	1,783,129
		46,650,823
Interactive Media & Services — 0.5%
Bumble, Inc., Class A *	36,501	939,901
IAC, Inc. *	36,043	2,036,430
Rumble, Inc. * (a)	37,039	372,242
TripAdvisor, Inc. *	48,358	1,126,741

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Yelp, Inc. *	32,170	1,013,677
Ziff Davis, Inc. *	21,786	1,949,411
		7,438,402
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc., Class A * (a)	42,721	1,925,008
Wayfair, Inc., Class A * (a)	35,704	2,160,092
		4,085,100
IT Services — 1.9%
Affirm Holdings, Inc. * (a)	96,621	1,564,294
Concentrix Corp.	19,559	2,773,662
DigitalOcean Holdings, Inc. *	28,002	821,859
Euronet Worldwide, Inc. *	21,750	2,450,790
ExlService Holdings, Inc. *	15,265	2,604,209
Flywire Corp. *	28,881	778,921
Genpact Ltd.	77,812	3,678,951
Maximus, Inc.	27,948	2,091,908
Thoughtworks Holding, Inc. *	30,158	325,707
Toast, Inc., Class A *	142,685	3,183,302
Western Union Co. (The)	178,225	2,525,448
WEX, Inc. *	20,121	3,721,781
		26,520,832
Leisure Products — 1.0%
Brunswick Corp.	33,463	2,821,935
Mattel, Inc. *	163,567	3,346,581
Peloton Interactive, Inc., Class A * (a)	144,694	1,870,893
Polaris, Inc.	25,147	2,887,882
Topgolf Callaway Brands Corp. *	63,980	1,566,870
YETI Holdings, Inc. *	39,803	1,781,582
		14,275,743
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A *	44,118	2,066,046
Azenta, Inc. *	34,629	1,935,761
Bruker Corp.	46,157	3,236,529
Maravai LifeSciences Holdings, Inc., Class A *	50,384	738,629
Medpace Holdings, Inc. *	11,629	2,570,823
Repligen Corp. *	23,836	4,416,811
Sotera Health Co. *	45,569	785,610
Syneos Health, Inc. *	47,499	1,706,164
		17,456,373
Machinery — 4.5%
AGCO Corp.	28,576	3,947,203
Allison Transmission Holdings, Inc.	42,684	1,924,195
Altra Industrial Motion Corp.	30,079	1,836,925
Chart Industries, Inc. *	19,287	2,584,072
Crane Holdings Co.	22,024	2,552,802

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Donaldson Co., Inc.	56,521	3,524,084
Evoqua Water Technologies Corp. *	56,075	2,720,198
Flowserve Corp.	60,325	2,076,387
Gates Industrial Corp. plc *	46,926	619,893
Graco, Inc.	77,780	5,313,930
ITT, Inc.	38,173	3,496,265
Kennametal, Inc.	37,189	1,059,887
Lincoln Electric Holdings, Inc.	26,651	4,447,252
Middleby Corp. (The) *	24,867	3,865,575
Nikola Corp. * (a)	156,910	425,226
Nordson Corp.	24,818	6,038,219
Oshkosh Corp.	30,184	3,041,944
RBC Bearings, Inc. *	13,389	3,266,514
Timken Co. (The)	30,549	2,515,710
Toro Co. (The)	48,097	5,363,777
Trinity Industries, Inc.	37,566	1,080,774
Watts Water Technologies, Inc., Class A	12,589	2,058,553
		63,759,385
Marine — 0.1%
Kirby Corp. *	27,641	1,956,430
Media — 0.9%
Altice USA, Inc., Class A *	99,042	485,306
Cable One, Inc.	2,227	1,759,063
DISH Network Corp., Class A *	116,012	1,669,412
John Wiley & Sons, Inc., Class A	19,815	907,527
New York Times Co. (The), Class A	75,989	2,647,457
Nexstar Media Group, Inc., Class A	17,407	3,564,431
TEGNA, Inc.	102,974	2,052,272
		13,085,468
Metals & Mining — 1.9%
Alcoa Corp.	81,665	4,266,180
Cleveland-Cliffs, Inc. *	237,827	5,077,606
Commercial Metals Co.	54,155	2,938,992
MP Materials Corp. *	42,606	1,385,121
Reliance Steel & Aluminum Co.	27,087	6,160,938
Royal Gold, Inc.	30,301	3,849,136
United States Steel Corp.	108,126	3,080,510
Worthington Industries, Inc.	13,991	795,668
		27,554,151
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp. (a)	263,825	3,060,370
Blackstone Mortgage Trust, Inc., Class A	78,880	1,880,499
Rithm Capital Corp.	218,635	2,057,355
Starwood Property Trust, Inc.	142,883	2,984,826
		9,983,050

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multiline Retail — 0.5%
Dillard's, Inc., Class A (a)	1,580	621,430
Kohl's Corp.	53,836	1,742,671
Macy's, Inc.	125,072	2,955,452
Nordstrom, Inc. (a)	51,411	1,004,571
Ollie's Bargain Outlet Holdings, Inc. * (a)	26,861	1,470,908
		7,795,032
Multi-Utilities — 0.2%
Avista Corp.	34,046	1,358,435
Black Hills Corp.	30,036	2,174,006
		3,532,441
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	154,590	1,685,031
Antero Resources Corp. *	127,445	3,675,514
Chesapeake Energy Corp.	49,468	4,289,865
Chord Energy Corp.	19,201	2,752,079
Civitas Resources, Inc.	23,957	1,594,338
CNX Resources Corp. *	83,291	1,393,458
Comstock Resources, Inc.	42,075	511,211
CVR Energy, Inc.	13,454	446,673
Denbury, Inc. *	22,986	1,994,725
DT Midstream, Inc.	44,659	2,441,061
Enviva, Inc. (a)	14,181	644,952
Equitrans Midstream Corp.	199,738	1,448,101
HF Sinclair Corp.	62,070	3,531,783
Magnolia Oil & Gas Corp., Class A	77,011	1,818,230
Matador Resources Co.	51,803	3,427,286
Murphy Oil Corp.	67,447	2,941,364
New Fortress Energy, Inc.	22,162	859,664
Ovintiv, Inc.	114,585	5,641,020
PBF Energy, Inc., Class A	52,749	2,214,931
PDC Energy, Inc.	42,523	2,880,083
Range Resources Corp.	111,524	2,790,330
SM Energy Co.	56,678	1,863,006
Southwestern Energy Co. *	509,337	2,811,540
		53,656,245
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	33,093	2,253,302
Personal Products — 0.3%
Beauty Health Co. (The) * (a)	46,262	527,387
BellRing Brands, Inc. *	62,513	1,772,869
Coty, Inc., Class A *	168,714	1,680,391
Herbalife Nutrition Ltd. * (a)	45,179	793,795
Olaplex Holdings, Inc. *	38,952	245,787
		5,020,229
Pharmaceuticals — 0.8%
Intra-Cellular Therapies, Inc. *	40,649	1,947,900

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Organon & Co.	117,401	3,537,292
Pacira BioSciences, Inc. *	21,172	831,424
Perrigo Co. plc	62,140	2,325,279
Prestige Consumer Healthcare, Inc. *	22,858	1,503,142
Tilray Brands, Inc. (Canada) * (a)	282,182	914,270
		11,059,307
Professional Services — 2.0%
Alight, Inc., Class A *	123,907	1,163,487
ASGN, Inc. *	23,033	2,094,851
CACI International, Inc., Class A *	10,847	3,341,852
Dun & Bradstreet Holdings, Inc.	100,549	1,473,043
Exponent, Inc.	23,368	2,396,155
FTI Consulting, Inc. *	15,890	2,534,773
Insperity, Inc.	16,458	1,819,432
KBR, Inc.	63,316	3,243,679
ManpowerGroup, Inc.	23,330	2,033,443
Robert Half International, Inc.	50,077	4,204,465
Science Applications International Corp.	25,439	2,640,059
TriNet Group, Inc. *	16,535	1,247,566
Upwork, Inc. *	55,165	714,938
		28,907,743
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	75,020	1,082,539
DigitalBridge Group, Inc.	66,417	982,972
eXp World Holdings, Inc. (a)	33,833	527,456
Howard Hughes Corp. (The) *	15,894	1,358,778
Jones Lang LaSalle, Inc. *	21,902	4,049,023
WeWork, Inc. * (a)	107,648	171,160
		8,171,928
Road & Rail — 1.5%
Avis Budget Group, Inc. *	11,484	2,297,259
Hertz Global Holdings, Inc. *	77,063	1,388,675
Knight-Swift Transportation Holdings, Inc.	74,164	4,383,093
Landstar System, Inc.	16,583	2,866,040
Lyft, Inc., Class A *	144,721	2,351,716
Ryder System, Inc.	23,198	2,190,123
Saia, Inc. *	12,214	3,331,735
U-Haul Holding Co. (a)	4,529	303,579
XPO, Inc. *	53,156	2,118,798
		21,231,018
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc. (Japan) *	30,020	1,145,863
Ambarella, Inc. *	16,840	1,512,906
Amkor Technology, Inc.	46,355	1,356,347
Cirrus Logic, Inc. *	25,408	2,296,629
Lattice Semiconductor Corp. *	63,252	4,793,869

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
MACOM Technology Solutions Holdings, Inc. *	23,583	1,580,533
MKS Instruments, Inc.	26,397	2,700,941
Power Integrations, Inc.	26,398	2,272,604
Semtech Corp. *	29,315	968,274
Silicon Laboratories, Inc. *	15,367	2,411,236
SiTime Corp. *	7,425	855,583
Synaptics, Inc. *	18,399	2,300,427
Universal Display Corp.	20,058	2,658,287
Wolfspeed, Inc. * (a)	57,331	4,415,060
		31,268,559
Software — 5.8%
ACI Worldwide, Inc. *	51,860	1,448,450
Alteryx, Inc., Class A *	28,243	1,567,204
AppLovin Corp., Class A *	56,796	721,309
Asana, Inc., Class A *	34,765	538,858
Black Knight, Inc. *	72,009	4,363,025
Blackbaud, Inc. *	20,583	1,280,468
Blackline, Inc. *	25,108	1,802,754
Box, Inc., Class A *	65,685	2,101,263
CCC Intelligent Solutions Holdings, Inc. *	48,703	450,503
Clear Secure, Inc., Class A	34,668	1,088,229
CommVault Systems, Inc. *	20,550	1,278,827
Coupa Software, Inc. *	35,045	2,800,796
Cvent Holding Corp. * (a)	29,075	234,635
Dolby Laboratories, Inc., Class A	28,423	2,261,334
DoubleVerify Holdings, Inc. *	34,242	931,040
Dropbox, Inc., Class A *	124,462	2,891,252
Elastic NV *	35,542	2,091,291
EngageSmart, Inc. *	13,750	270,875
Envestnet, Inc. *	25,532	1,659,580
Fair Isaac Corp. *	11,529	7,677,738
Five9, Inc. *	32,535	2,563,107
Guidewire Software, Inc. *	37,787	2,767,520
Informatica, Inc., Class A * (a)	17,645	314,081
Jamf Holding Corp. *	20,729	411,885
JFrog Ltd. (Israel) *	27,771	713,992
Manhattan Associates, Inc. *	28,802	3,754,629
MicroStrategy, Inc., Class A * (a)	4,318	1,086,970
nCino, Inc. *	35,306	1,009,752
NCR Corp. *	63,412	1,738,757
New Relic, Inc. *	26,808	1,636,628
Nutanix, Inc., Class A *	106,188	2,959,460
Paycor HCM, Inc. *	21,910	550,160
Pegasystems, Inc.	18,962	737,243
PowerSchool Holdings, Inc., Class A *	14,718	331,449
Procore Technologies, Inc. *	31,843	1,781,616
Qualtrics International, Inc., Class A *	51,046	804,995

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Qualys, Inc. *	15,958	1,840,915
Rapid7, Inc. *	27,342	1,090,126
RingCentral, Inc., Class A *	35,687	1,392,864
SentinelOne, Inc., Class A *	97,235	1,467,276
Smartsheet, Inc., Class A *	60,280	2,604,699
Sprout Social, Inc., Class A *	21,815	1,395,506
SPS Commerce, Inc. *	16,638	2,264,099
Tenable Holdings, Inc. *	51,925	2,088,943
Teradata Corp. *	46,981	1,638,697
UiPath, Inc., Class A *	161,709	2,483,850
Varonis Systems, Inc. *	50,872	1,314,532
Verint Systems, Inc. *	30,097	1,142,783
Workiva, Inc. *	21,104	1,826,129
		83,172,094
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	80,403	1,297,704
AutoNation, Inc. *	15,788	2,000,655
Dick's Sporting Goods, Inc.	25,662	3,355,563
Five Below, Inc. *	25,617	5,049,879
Floor & Decor Holdings, Inc., Class A * (a)	48,972	4,445,188
Foot Locker, Inc.	36,605	1,592,684
GameStop Corp., Class A * (a)	116,660	2,551,354
Gap, Inc. (The)	97,361	1,321,189
Leslie's, Inc. * (a)	68,421	1,059,841
Lithia Motors, Inc., Class A	12,614	3,320,005
Murphy USA, Inc.	9,598	2,610,944
National Vision Holdings, Inc. *	36,420	1,496,862
Penske Automotive Group, Inc. (a)	11,519	1,472,359
Petco Health & Wellness Co., Inc. *	36,812	430,332
RH *	8,874	2,768,599
Urban Outfitters, Inc. *	27,649	757,306
Victoria's Secret & Co. *	37,503	1,580,752
Williams-Sonoma, Inc.	30,790	4,154,803
		41,266,019
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A *	129,677	3,752,852
Xerox Holdings Corp.	51,712	847,043
		4,599,895
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd. *	59,444	3,952,432
Carter's, Inc.	17,609	1,468,062
Columbia Sportswear Co.	16,339	1,566,910
Crocs, Inc. *	28,496	3,469,958
Deckers Outdoor Corp. *	12,216	5,222,096
Hanesbrands, Inc.	161,045	1,359,220
PVH Corp.	30,103	2,706,260

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	18,960	2,348,196
Skechers U.S.A., Inc., Class A *	61,940	2,982,411
Under Armour, Inc., Class A *	87,085	1,078,983
Under Armour, Inc., Class C *	90,936	991,202
		27,145,730
Thrifts & Mortgage Finance — 0.7%
Enact Holdings, Inc.	13,528	340,229
Essent Group Ltd.	49,706	2,188,555
MGIC Investment Corp.	137,085	1,935,640
New York Community Bancorp, Inc.	313,970	3,136,561
Radian Group, Inc.	72,477	1,601,742
TFS Financial Corp.	22,013	313,685
		9,516,412
Trading Companies & Distributors — 1.5%
Air Lease Corp.	47,593	2,140,257
Applied Industrial Technologies, Inc.	17,801	2,549,281
Beacon Roofing Supply, Inc. *	23,420	1,332,130
Core & Main, Inc., Class A *	33,363	736,322
GATX Corp.	16,243	1,859,012
Herc Holdings, Inc.	11,479	1,782,918
MSC Industrial Direct Co., Inc., Class A	21,799	1,802,777
Rush Enterprises, Inc., Class B	3,402	197,894
SiteOne Landscape Supply, Inc. *	20,818	3,154,135
Univar Solutions, Inc. *	75,311	2,596,723
WESCO International, Inc. *	20,649	3,076,908
		21,228,357
Water Utilities — 0.4%
Essential Utilities, Inc.	110,163	5,147,917
Total Common Stocks (Cost $1,375,479,909)		1,415,418,269
Short-Term Investments — 3.7%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c) (Cost $9,018,931)	9,018,931	9,018,931
Investment of Cash Collateral from Securities Loaned — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (b) (c)	31,490,049	31,502,645

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	12,754,479	12,754,479
Total Investment of Cash Collateral from Securities Loaned (Cost $44,247,077)		44,257,124
Total Short-Term Investments (Cost $53,266,008)		53,276,055
Total Investments — 103.0% (Cost $1,428,745,917)		1,468,694,324
Liabilities in Excess of Other Assets — (3.0)%		(43,116,299)
NET ASSETS — 100.0%		1,425,578,025

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $44,448,152.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	28	03/17/2023	USD	7,457,800	479,140

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,468,694,324	$—	$—	$1,468,694,324
Appreciation in Other Financial Instruments
Futures Contracts (a)	$479,140	$—	$—	$479,140

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$33,490,848	$15,000,000	$17,000,000	$4,196	$7,601	$31,502,645	31,490,049	$322,492	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	4,093,018	61,814,019	53,152,558	—	—	12,754,479	12,754,479	82,575	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	7,709,091	23,811,319	22,501,479	—	—	9,018,931	9,018,931	109,622	—
Total	$45,292,957	$100,625,338	$92,654,037	$4,196	$7,601	$53,276,055		$514,689	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.